UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4215

DREYFUS GNMA FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	7/31/05

FORM N-Q
Item 1. Schedule of Investments.
DREYFUS GNMA FUND, INC.

Statement of Investments
July 31, 2005 (Unaudited)

		Principal
Bonds and Notes -	98.0%	Amount($)	Value($)

U.S. Government Agencies/Mortgage-Backed	90.6%

Government National Mortgage Association I:
5%		121,635,000 a	120,835,858
5%, 5/15/2033-5/15/2035		19,837,488	19,730,929
5.5%, 6/15/2020-7/15/2035		186,609,705	189,120,496
6%		15,925,000 a	16,377,748
6%, 10/15/2019-9/15/2034		56,730,693	58,403,322
6.5%		24,675,000 a	25,785,375
6.5%, 9/15/2008-6/15/2032		10,037,341	10,455,412
7%, 11/15/2022-12/15/2022		30,288	32,162
7.5%, 12/15/2006-5/15/2026		11,242,824	12,098,634
8%, 4/15/2008-12/15/2022		5,251,953	5,604,204
8.5%, 2/15/2006-12/15/2022		4,053,872	4,435,332
9%, 1/15/2019-12/15/2022		2,967,986	3,258,602
9.5%, 3/15/2018-11/15/2024		785,564	874,672
Ser. 2002-52, Cl. AG, 6%, 9/20/2029		120,717	120,837
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029		4,260,000	4,368,453
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027		3,432,718	3,361,214
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030		3,500,000	3,463,145
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021		4,271,321	4,205,368
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020		8,459,994	8,289,102
Ser. 2005-50, Cl. A, 4.015%, 11/16/2010		5,173,000	5,071,157
Ser. 2005-52, Cl. A, 4.287%, 1/16/2030		2,600,000	2,578,160
Ser. 2005-59, Cl. A, 4.388%, 5/16/2010		3,500,000	3,474,844
Construction Loans,
6.75%, 3/15/2040		8,127,055	8,094,147
			510,039,173

Government National Mortgage Association II:
3.375%, 4/20/2030-6/20/2032		9,255,133 b	9,371,586
3.5%, 7/20/2030-8/20/2032		16,195,249 b	16,295,468
3.75%, 9/20/2027		17,556 b	17,783
4.375%, 2/20/2027		35,478 b	35,945
4.5%, 1/20/2034		1,332,288 b	1,338,051
5%, 9/20/2033- 7/20/2035		55,744,187	55,275,854
5.5%		13,778,000 a	13,939,461
5.5%, 3/20/2035-7/20/2035		56,201,180	56,833,443
6%, 12/20/2028-7/20/2035		26,898,489	27,599,473
6.5%, 5/20/2031-7/20/2031		1,863,484	1,940,353
7%, 4/20/2024-4/20/2032		19,697,665	20,723,476
7.5%, 9/20/2030		303,150	322,663
9.5%, 9/20/2017-2/20/2025		185,602	205,245
			203,898,801

Federal Home Loan Mortgage Corp.:
5%, 3/1/2020		1,439,697	1,444,636
Stripped Securities, Interest Only Class:
Ser. 1583, Cl. ID, 7%, 2/15/2023		9,050 c	5

Ser. 2630, Cl. IE, 5%, 12/15/2025		2,989,900	c	417,181
				1,861,822

Federal National Mortgage Association:
6%		41,250,000	a	42,603,413
Ser. 2003-49, Cl. JE, 3%, 4/25/2033		2,287,908		2,166,326
Ser. 2004-58, Cl. LJ, 5%, 7/25/2034		5,475,113		5,537,967
Whole Loan,
Ser. 2001-W1, Cl. AF6, 6.902%, 7/25/2031		4,392,706	b	4,385,572
				54,693,278

Total U.S. Government Agencies/Mortgage-Backed				770,493,074

Asset-Backed Ctfs./Commercial	.3%
Long Beach Asset,
Ser. 2004-6, Cl. N1, 4.5%, 2034		2,332,711	d	2,334,075

Asset-Backed Ctfs./Home Equity Loans	.9%
Conseco Finance,
Ser. 2001-D, Cl. A4, 5.53%, 2032		874,939		877,755
Equivantage Home Equity Loan Trust,
Ser. 1997-1, Cl. A4, 7.775%, 2028		1,780,570		1,777,787
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7, 6.265%, 2029		5,190,556		5,266,390
				7,921,932

Residential Mortgage Pass-Through Ctfs.-	3.7%
Countrywide Home Loans,
Ser. 2002-35, Cl. 1A5, 5%, 2018		1,960,684		1,956,192
First Horizon Alternative Mortgage Securities,
Ser. 2004-FA1, Cl. 1A1, 6.25%, 2034		9,689,495		9,892,515
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2, 3.554%, 2034		12,463,389	b	12,246,952
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035		2,225,000		2,212,273
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040		5,100,856	d	5,218,724
				31,526,656

U.S. Government -	2.5%
U.S. Treasury Inflation Protected Securities,
1.875%, 7/15/2013		18,894,047	e	18,947,946
U.S. Treasury Notes,
4%, 6/15/2009		2,528,000	f	2,517,711
				21,465,657

Total Bonds and Notes
(cost $ 834,776,235)				833,741,394

		Face Amount
		Covered
Options-	.0%	by Contracts($)		Value ($)
Call Options:
U.S. Treasury Notes,
4%, 2/15/2015, August 2005 @ $98.65625		8,750,000		1,663
U.S. Treasury Notes,
4.125%, 5/15/2015, August 2005 @ $101.328125		8,680,000		5,208

Total Options
	(cost $ 194,698)		6,871

		Principal
Short-Term Investments-	27.0%	Amount($)	Value($)

U.S. Treasury Bills:
	2.71%, 8/4/2005	25,000,000	24,994,000
	2.71%, 8/11/2005	55,000,000	54,954,350
	2.85%, 8/18/2005	80,000,000	79,882,400
	2.91%, 8/25/2005	70,000,000	69,835,500
	2.97%, 9/8/2005	75,000 f	74,754

Total Short-Term Investments
	(cost $229,759,106)		229,741,004

Other Investment-	.2%	Shares	Value ($)
Registered Investment Company,
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $ 1,968,000)	1,968,000 g	1,968,000

Total Investments (cost $ 1,066,698,039)		125.2%	1,065,457,269

Liabilities, Less Cash and Receivables		-25.2%	(214,403,578)

Net Assets		100.0%	851,053,691

a	Purchased on a forward commitment basis.
b	Variable rate security-interest rate subject to periodic change.
c	Notional face amount shown.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities
	amounted to $ 7,552,799 or .9% of net assets.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Fully or partially held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS GNMA FUND, INC.

Statement of Options Written
July 31, 2005 (Unaudited)

	Face Amount
	Covered by
Call Options:	Contracts($)	Value ($)

U.S. Treasury Notes,
4%, 2/15/2015, August 2005 @ $100.171875	17,500,000	2
U.S. Treasury Notes,
4.125%, 5/15/2015, August 2005 @ $102.859375	17,360,000	1,389
(Premiums received $ 194,699)		1,391

DREYFUS GNMA FUND, INC.

Statement of Financial Futures
July 31, 2005 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	8	1,651,875	September 2005	(9,375)

Financial Futures Short
U.S. Treasury 10 Year Notes	230	25,526,406	September 2005	396,827
				387,452

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GNMA FUND, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)